Segment information - Geographic Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 1,431	$ 1,755
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	710	1,044
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	169	79
Qatar
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	156	151
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	40	94
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	92	87
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	47	49
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 217	$ 251